Note 8 - Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Six Months Ended June 30 (discontinued operations)
	2017	2018
Statement of Operations Data
Voyage revenue	8,551,308	11,379,371
Commissions	(489,434)	(642,898)
Voyage expenses	(930,971)	(747,653)
Vessel operating expenses	(3,661,567)	(4,443,003)
Drydocking expenses	(80,825)	(1,442,657)
Management fees	(660,983)	(800,621)
Vessel depreciation	(2,375,994)	(2,531,778)
Other general and administrative expenses	(486,577)	(1,189,720)
Operating loss	(135,043)	(418,959)
Total other expenses, net	(942,499)	(921,838)
Net loss	(1,077,542)	(1,340,797)
Dividend Series B Preferred Shares	-	(80,204)
Net loss attributable to discontinued operations	(1,077,542)	(1,421,001)
Loss per share attributable to common shareholders, basic and diluted	(0.49)	(0.64)
Weighted average number of shares outstanding during period, basic and diluted	2,206,151	2,226,753